Expense Example, No Redemption - Elements U.S. Portfolio	Oct. 01, 2020 USD ($)
Class M
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 48
Expense Example, No Redemption, 3 Years	151
Expense Example, No Redemption, 5 Years	263
Expense Example, No Redemption, 10 Years	591
Class Y
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	38
Expense Example, No Redemption, 3 Years	119
Expense Example, No Redemption, 5 Years	208
Expense Example, No Redemption, 10 Years	$ 468